Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of carrying amounts of right-of-use assets and lease liabilities and the movements

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2022	$2,224	$2,255
Additions	—	45
Depreciation	(216)	—
Interest Expense	—	172
Payments	—	(326)
Translation	88	76
At December 31, 2023	$2,096	$2,222

	Right-of-Use Asset	Lease Liabilities

	(USD in thousands)
At December 31, 2021	$2,601	$2,520
Additions	—	15
Depreciation	(214)	—
Interest Expense	—	176
Payments	—	(305)
Translation	(163)	(151)
At December 31, 2022	$2,224	$2,255